Document and Entity Information	0 Months Ended
Sep. 10, 2013
Risk/Return:
Document Type	497
Document Period End Date	Sep 10, 2013
Registrant Name	Managed Portfolio Series
Central Index Key	0001511699
Amendment Flag	false
Document Creation Date	Sep 10, 2013
Document Effective Date	Sep 10, 2013
Prospectus Date	Sep 10, 2013
Cove Street Capital Small Cap Value Fund | Investor Class Shares
Risk/Return:
Trading Symbol	CSCSX
Cove Street Capital Small Cap Value Fund | Institutional Class Shares
Risk/Return:
Trading Symbol	CSCAX

Cove Street Capital Small Cap Value Fund
Cove Street Capital Small Cap Value Fund
MANAGED PORTFOLIO SERIES

CSC Small Cap Value Fund

(the “Fund”)

Supplement dated September 10, 2013 to:

Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”)

dated January 28, 2013

Effective immediately, the Board of Trustees (the “Board”) of Managed Portfolio Series (the “Trust”) approved the changes set forth below related to the Fund.

•
The name of the Fund is changed to Cove Street Capital Small Cap Value Fund.  Therefore, all references to the Fund in the Summary Prospectus, Prospectus and SAI are deleted and replaced with Cove Street Capital Small Cap Value Fund.

•
All sales charges on purchases are eliminated.  Therefore, all references to such charges in the Summary Prospectus, Prospectus and Statement of Additional Information are deleted.  The 2.00% redemption fee imposed on the sale of shares purchased within 60 days is not affected by this elimination of sales charges and continues to be enforced.

Thank you for your investment. If you have any questions, please call the Fund toll-free at (866) 497-0097.

This supplement should be retained with your Summary Prospectus, Prospectus and SAI for future reference.

Label	Element	Value
Cove Street Capital Small Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001511699_SupplementTextBlock
MANAGED PORTFOLIO SERIES

CSC Small Cap Value Fund

(the “Fund”)

Supplement dated September 10, 2013 to:

Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”)

dated January 28, 2013

Effective immediately, the Board of Trustees (the “Board”) of Managed Portfolio Series (the “Trust”) approved the changes set forth below related to the Fund.

•
The name of the Fund is changed to Cove Street Capital Small Cap Value Fund.  Therefore, all references to the Fund in the Summary Prospectus, Prospectus and SAI are deleted and replaced with Cove Street Capital Small Cap Value Fund.

Risk/Return [Heading]	rr_RiskReturnHeading	Cove Street Capital Small Cap Value Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
•
All sales charges on purchases are eliminated.  Therefore, all references to such charges in the Summary Prospectus, Prospectus and Statement of Additional Information are deleted.  The 2.00% redemption fee imposed on the sale of shares purchased within 60 days is not affected by this elimination of sales charges and continues to be enforced.

Thank you for your investment. If you have any questions, please call the Fund toll-free at (866) 497-0097.

This supplement should be retained with your Summary Prospectus, Prospectus and SAI for future reference.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Sep 10, 2013